UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08382

DWS Strategic Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Strategic Income Trust

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 109.4%
Consumer Discretionary 19.8%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019		35,000	32,463
AMC Entertainment, Inc.:
8.0%, 3/1/2014		95,000	92,150
8.75%, 6/1/2019		200,000	201,500
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		35,000	36,225
American Achievement Corp., 144A, 10.875%, 4/15/2016		50,000	40,000
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	54,313
8.375%, 11/15/2020		80,000	78,600
AutoNation, Inc., 6.75%, 4/15/2018		385,000	401,362
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		95,000	91,912
9.625%, 3/15/2018		45,000	46,013
Beazer Homes USA, Inc., 9.125%, 6/15/2018		25,000	17,344
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		185,000	186,850
Cablevision Systems Corp.:
7.75%, 4/15/2018		475,000	491,625
8.0%, 4/15/2020		25,000	26,188
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		140,000	109,900
11.25%, 6/1/2017		470,000	506,425
12.75%, 4/15/2018		50,000	44,125
CCO Holdings LLC:
6.5%, 4/30/2021		1,115,000	1,089,912
7.0%, 1/15/2019		45,000	45,225
7.25%, 10/30/2017		185,000	190,781
7.875%, 4/30/2018		40,000	41,600
8.125%, 4/30/2020		25,000	26,438
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		550,000	572,000
Claire's Stores, Inc.:
8.875%, 3/15/2019		25,000	21,344
9.625%, 6/1/2015 (PIK)		21,037	18,039
Clear Channel Communications, Inc., 9.0%, 3/1/2021		25,000	20,125
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		30,000	31,800
Series B, 9.25%, 12/15/2017		45,000	48,150
Crown Media Holdings, Inc., 144A, 10.5%, 7/15/2019		60,000	60,150
CSC Holdings LLC, 8.5%, 6/15/2015		340,000	363,800
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		25,000	21,938
DineEquity, Inc., 9.5%, 10/30/2018		180,000	186,750
DISH DBS Corp.:
6.625%, 10/1/2014		95,000	98,087
144A, 6.75%, 6/1/2021		30,000	30,225
7.125%, 2/1/2016		90,000	91,800
EH Holding Corp., 144A, 7.625%, 6/15/2021		90,000	89,550
Fiesta Restaurant Group, 144A, 8.875%, 8/15/2016		80,000	79,400
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		70,000	36
Ford Motor Co., 7.45%, 7/16/2031		70,000	76,746
Gannett Co., Inc.:
144A, 6.375%, 9/1/2015		100,000	100,000
144A, 7.125%, 9/1/2018		100,000	95,250
9.375%, 11/15/2017		85,000	91,375
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	49,500
Hertz Corp.:
144A, 6.75%, 4/15/2019		235,000	219,137
144A, 7.5%, 10/15/2018		320,000	313,600
8.875%, 1/1/2014		25,000	25,313
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		300,000	295,500
Lear Corp.:
7.875%, 3/15/2018		40,000	42,300
8.125%, 3/15/2020		40,000	42,700
Limited Brands, Inc., 7.0%, 5/1/2020		65,000	67,113
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		105,000	103,950
Macy's Retail Holdings, Inc., 8.125%, 7/15/2015		15,000	17,718
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		225,000	227,250
Mediacom LLC, 9.125%, 8/15/2019		140,000	141,400
MGM Resorts International:
7.5%, 6/1/2016		40,000	35,500
7.625%, 1/15/2017		100,000	90,750
9.0%, 3/15/2020		160,000	170,800
144A, 10.0%, 11/1/2016		40,000	40,400
10.375%, 5/15/2014		75,000	82,312
11.125%, 11/15/2017		90,000	100,350
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		25,000	25,500
National CineMedia LLC, 144A, 7.875%, 7/15/2021		100,000	94,500
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		25,000	25,469
Norcraft Companies LP, 10.5%, 12/15/2015		170,000	162,350
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	72,938
Penske Automotive Group, Inc., 7.75%, 12/15/2016		265,000	268,312
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	62,100
PVH Corp., 7.375%, 5/15/2020		80,000	83,800
Regal Entertainment Group, 9.125%, 8/15/2018		65,000	65,650
Sabre Holdings Corp., 8.35%, 3/15/2016		105,000	88,987
Sears Holdings Corp., 6.625%, 10/15/2018		120,000	99,600
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		80,000	81,200
144A, 7.804%, 10/1/2020		150,000	150,583
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		50,000	52,125
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		335,000	363,475
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		95,000	96,425
Standard Pacific Corp.:
8.375%, 5/15/2018		100,000	87,750
10.75%, 9/15/2016		85,000	84,150
Toys "R" Us, Inc., 7.375%, 10/15/2018		80,000	71,600
Toys "R" US-Delaware, Inc., 144A, 7.375%, 9/1/2016		70,000	67,900
Travelport LLC:
4.879% **, 9/1/2014		50,000	38,125
9.0%, 3/1/2016		65,000	52,163
11.875%, 9/1/2016		70,000	49,525
UCI International, Inc., 8.625%, 2/15/2019		45,000	43,650
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	231,564
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		410,000	418,200
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		20,000	18,500
144A, 7.875%, 11/1/2020		50,000	48,000
144A, 8.5%, 5/15/2021		30,000	25,650
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	50,000	66,438
144A, 9.75%, 4/15/2018	EUR	180,000	255,984
Valassis Communications, Inc., 6.625%, 2/1/2021		65,000	61,588
Videotron Ltd., 9.125%, 4/15/2018		90,000	98,325
Visant Corp., 10.0%, 10/1/2017		80,000	78,000
Visteon Corp., 144A, 6.75%, 4/15/2019		160,000	150,400
Wynn Las Vegas LLC:
7.75%, 8/15/2020		100,000	109,250
7.875%, 11/1/2017		245,000	267,050
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		65,000	67,925

			12,197,860
Consumer Staples 4.3%
Alliance One International, Inc., 10.0%, 7/15/2016		55,000	49,706
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		65,000	60,288
B&G Foods, Inc., 7.625%, 1/15/2018		90,000	94,500
Central Garden & Pet Co., 8.25%, 3/1/2018		75,000	73,312
Darling International, Inc., 8.5%, 12/15/2018		165,000	178,612
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		270,000	267,975
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		60,000	61,950
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	87,525
NBTY, Inc., 9.0%, 10/1/2018		50,000	52,500
Rite Aid Corp.:
7.5%, 3/1/2017		10,000	9,725
8.0%, 8/15/2020		75,000	78,750
10.25%, 10/15/2019		45,000	47,138
Smithfield Foods, Inc.:
7.75%, 7/1/2017		240,000	251,100
10.0%, 7/15/2014		840,000	949,200
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		65,000	66,950
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		65,000	63,700
Tops Holding Corp., 10.125%, 10/15/2015		120,000	120,900
TreeHouse Foods, Inc., 7.75%, 3/1/2018		50,000	52,313
US Foodservice, 144A, 8.5%, 6/30/2019		80,000	74,000

			2,640,144
Energy 10.0%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		48,000	47,880
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		135,000	131,962
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		45,000	44,325
7.25%, 10/1/2020		40,000	39,400
144A, 7.25%, 6/15/2021		75,000	73,875
8.75%, 8/1/2016		200,000	215,500
Berry Petroleum Co.:
6.75%, 11/1/2020		90,000	87,300
10.25%, 6/1/2014		85,000	95,200
Bill Barrett Corp., 9.875%, 7/15/2016		75,000	82,313
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		55,000	55,000
Brigham Exploration Co., 144A, 6.875%, 6/1/2019		45,000	44,663
Chaparral Energy, Inc., 8.25%, 9/1/2021		75,000	71,625
Chesapeake Energy Corp.:
6.875%, 11/15/2020		60,000	63,300
9.5%, 2/15/2015		10,000	11,300
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	110,000
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		45,000	46,350
8.5%, 12/15/2019		45,000	46,013
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		30,000	29,775
8.0%, 4/1/2017		220,000	234,025
8.25%, 4/1/2020		130,000	139,750
Continental Resources, Inc.:
7.125%, 4/1/2021		60,000	61,800
7.375%, 10/1/2020		65,000	67,600
8.25%, 10/1/2019		30,000	32,250
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		340,000	324,700
Crosstex Energy LP, 8.875%, 2/15/2018		115,000	119,025
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		155,000	151,900
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		105,000	102,900
El Paso Corp., 7.25%, 6/1/2018		105,000	116,335
Energy Transfer Equity LP, 7.5%, 10/15/2020		75,000	76,875
Frontier Oil Corp.:
6.875%, 11/15/2018		70,000	72,100
8.5%, 9/15/2016		40,000	42,200
Genesis Energy LP, 144A, 7.875%, 12/15/2018		90,000	86,850
Global Geophysical Services, Inc., 10.5%, 5/1/2017		130,000	131,625
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		50,000	50,500
Holly Energy Partners LP, 8.25%, 3/15/2018		110,000	113,850
HollyFrontier Corp., 9.875%, 6/15/2017		165,000	180,675
Inergy LP:
144A, 6.875%, 8/1/2021		25,000	24,000
7.0%, 10/1/2018		125,000	121,562
Linn Energy LLC:
144A, 6.5%, 5/15/2019		110,000	105,050
144A, 7.75%, 2/1/2021		125,000	127,500
MEG Energy Corp., 144A, 6.5%, 3/15/2021		85,000	85,000
Newfield Exploration Co., 7.125%, 5/15/2018		265,000	275,600
Niska Gas Storage US LLC, 8.875%, 3/15/2018		55,000	55,550
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		165,000	161,700
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		10,000	10,650
Plains Exploration & Production Co., 7.625%, 6/1/2018		125,000	128,437
Quicksilver Resources, Inc., 11.75%, 1/1/2016		155,000	170,887
Range Resources Corp., 6.75%, 8/1/2020		35,000	36,663
Regency Energy Partners LP:
6.875%, 12/1/2018		75,000	76,500
9.375%, 6/1/2016		175,000	191,625
Sabine Pass LNG LP:
7.25%, 11/30/2013		325,000	321,750
7.5%, 11/30/2016		200,000	197,000
SandRidge Energy, Inc.:
144A, 7.5%, 3/15/2021		110,000	107,250
144A, 8.0%, 6/1/2018		100,000	99,000
SESI LLC, 144A, 6.375%, 5/1/2019		90,000	88,200
Stone Energy Corp.:
6.75%, 12/15/2014		135,000	132,975
8.625%, 2/1/2017		110,000	109,450
Venoco, Inc., 8.875%, 2/15/2019		110,000	98,450
Xinergy Corp., 144A, 9.25%, 5/15/2019		65,000	61,100

			6,186,640
Financials 16.1%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		150,000	137,625
Akbank TAS, 144A, 5.125%, 7/22/2015		130,000	128,050
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		95,000	80,750
Ally Financial, Inc.:
6.25%, 12/1/2017		195,000	187,574
8.0%, 3/15/2020		235,000	237,350
8.3%, 2/12/2015		295,000	309,750
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		110,000	106,975
9.375%, 12/1/2017		150,000	159,000
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		85,800	61,562
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		147,560	142,395
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		290,000	306,675
Case New Holland, Inc.:
7.75%, 9/1/2013		295,000	310,487
7.875%, 12/1/2017		225,000	243,562
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		585,000	565,987
7.0%, 5/1/2015		390	388
144A, 7.0%, 5/4/2015		109,000	108,455
144A, 7.0%, 5/2/2017		365,000	360,437
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		130,000	137,150
E*TRADE Financial Corp.:
6.75%, 6/1/2016		115,000	117,300
12.5%, 11/30/2017 (PIK)		180,000	207,000
Felcor Lodging LP, (REIT), 144A, 6.75%, 6/1/2019		75,000	70,500
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		150,000	150,000
144A, 7.5%, 5/4/2020		119,000	122,570
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		200,000	194,102
6.625%, 8/15/2017		125,000	130,862
8.125%, 1/15/2020		365,000	407,944
Fresenius Medical Care US Finance, Inc., 144A, 5.75%, 2/15/2021		70,000	67,200
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	94,775
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	109,187	94
Hexion US Finance Corp., 8.875%, 2/1/2018		575,000	537,625
International Lease Finance Corp.:
5.75%, 5/15/2016		45,000	41,473
6.25%, 5/15/2019		105,000	95,029
8.625%, 9/15/2015		80,000	81,600
8.75%, 3/15/2017		360,000	369,900
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		165,000	162,525
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		255,000	260,100
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		80,000	76,000
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		110,000	104,775
National Money Mart Co., 10.375%, 12/15/2016		120,000	126,000
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		25,000	20,844
Nielsen Finance LLC, 11.5%, 5/1/2016		19,000	21,613
NII Capital Corp., 7.625%, 4/1/2021		60,000	61,200
Nuveen Investments, Inc.:
10.5%, 11/15/2015		120,000	115,800
144A, 10.5%, 11/15/2015		95,000	90,725
OMEGA Healthcare Investors, Inc., (REIT), 6.75%, 10/15/2022		110,000	105,600
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		185,000	187,775
9.25%, 4/1/2015		210,000	213,675
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		205,000	190,650
144A, 7.125%, 4/15/2019		290,000	274,775
144A, 8.25%, 2/15/2021		100,000	84,250
144A, 8.5%, 10/15/2016		165,000	168,713
144A, 8.75%, 5/15/2018		100,000	89,250
144A, 9.0%, 4/15/2019		105,000	94,500
Susser Holdings LLC, 8.5%, 5/15/2016		60,000	62,700
Tomkins LLC, 144A, 9.0%, 10/1/2018		36,000	38,160
Toys R Us Property Co. I LLC, 10.75%, 7/15/2017		100,000	108,000
Tropicana Entertainment LLC, 9.625%, 12/15/2014 *		190,000	95
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		485,000	534,712
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		440,000	468,600

			9,933,183
Health Care 6.1%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		90,000	89,550
Community Health Systems, Inc., 8.875%, 7/15/2015		160,000	162,200
Endo Pharmaceuticals Holdings, Inc.:
144A, 7.0%, 7/15/2019		115,000	116,438
144A, 7.25%, 1/15/2022		115,000	117,300
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021		215,000	211,775
HCA, Inc.:
6.5%, 2/15/2020		450,000	455,062
7.5%, 2/15/2022		335,000	331,650
7.875%, 2/15/2020		1,120,000	1,187,200
8.5%, 4/15/2019		70,000	76,300
9.875%, 2/15/2017		88,000	96,360
Mylan, Inc.:
144A, 7.625%, 7/15/2017		525,000	560,437
144A, 7.875%, 7/15/2020		50,000	53,500
STHI Holding Corp., 144A, 8.0%, 3/15/2018		65,000	61,750
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		85,000	80,963
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		150,000	147,375

			3,747,860
Industrials 12.0%
Accuride Corp., 9.5%, 8/1/2018		80,000	80,600
Actuant Corp., 6.875%, 6/15/2017		50,000	50,500
American Airlines, Inc., 144A, 7.5%, 3/15/2016		90,000	81,450
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		35,000	35,438
ARAMARK Corp., 8.5%, 2/1/2015		150,000	154,875
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		20,000	20,050
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		105,000	92,400
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		65,000	60,450
BE Aerospace, Inc.:
6.875%, 10/1/2020		75,000	76,875
8.5%, 7/1/2018		215,000	231,125
Belden, Inc.:
7.0%, 3/15/2017		40,000	40,000
9.25%, 6/15/2019		120,000	127,200
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		70,000	69,475
Bombardier, Inc., 144A, 7.75%, 3/15/2020		465,000	508,012
Briggs & Stratton Corp., 6.875%, 12/15/2020		75,000	75,187
Bristow Group, Inc., 7.5%, 9/15/2017		90,000	91,800
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		210,000	202,125
Cenveo Corp.:
8.875%, 2/1/2018		270,000	218,700
144A, 10.5%, 8/15/2016		65,000	56,550
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		200,000	166,000
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		34,815	22,630
Corrections Corp. of America, 7.75%, 6/1/2017		120,000	127,500
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		31,000	31,775
Deluxe Corp., 144A, 7.0%, 3/15/2019		65,000	64,187
Ducommun, Inc., 144A, 9.75%, 7/15/2018		70,000	70,350
DynCorp International, Inc., 10.375%, 7/1/2017		170,000	162,350
Esterline Technologies Corp., 7.0%, 8/1/2020		100,000	104,250
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		40,000	39,800
FTI Consulting, Inc., 6.75%, 10/1/2020		295,000	290,944
Garda World Security Corp., 144A, 9.75%, 3/15/2017		65,000	66,625
H&E Equipment Services, Inc., 8.375%, 7/15/2016		225,000	223,312
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	115,000	128,854
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		65,000	61,100
144A, 7.125%, 3/15/2021		20,000	18,800
Interline Brands, Inc., 7.0%, 11/15/2018		105,000	105,000
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		235,000	252,625
Kansas City Southern Railway Co., 8.0%, 6/1/2015		115,000	122,187
Meritor, Inc.:
8.125%, 9/15/2015		55,000	51,838
10.625%, 3/15/2018		60,000	61,350
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		140,000	114,100
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		55,000	48,125
Nortek, Inc., 144A, 8.5%, 4/15/2021		135,000	115,425
Oshkosh Corp.:
8.25%, 3/1/2017		25,000	25,688
8.5%, 3/1/2020		50,000	51,563
Owens Corning, Inc., 9.0%, 6/15/2019		125,000	146,990
Ply Gem Industries, Inc.:
8.25%, 2/15/2018		50,000	42,250
13.125%, 7/15/2014		95,000	95,000
RailAmerica, Inc., 9.25%, 7/1/2017		72,000	77,760
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		240,000	242,400
11.75%, 8/1/2016		35,000	36,838
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		100,000	103,500
Sitel LLC, 11.5%, 4/1/2018		95,000	80,750
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		95,000	94,762
7.5%, 10/1/2017		55,000	56,788
SPX Corp., 6.875%, 9/1/2017		65,000	67,762
The Geo Group, Inc., 7.75%, 10/15/2017		205,000	215,250
Titan International, Inc., 7.875%, 10/1/2017		330,000	346,500
TransDigm, Inc., 144A, 7.75%, 12/15/2018		135,000	137,362
Triumph Group, Inc.:
8.0%, 11/15/2017		20,000	20,650
8.625%, 7/15/2018		155,000	165,075
Tutor Perini Corp., 7.625%, 11/1/2018		115,000	101,200
United Rentals North America, Inc.:
9.25%, 12/15/2019		305,000	317,962
10.875%, 6/15/2016		175,000	191,625
USG Corp., 144A, 9.75%, 8/1/2014		55,000	54,038

			7,393,652
Information Technology 5.5%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		40,000	37,000
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		30,000	27,900
7.375%, 5/1/2018		130,000	130,975
Aspect Software, Inc., 10.625%, 5/15/2017		120,000	123,600
Avaya, Inc., 144A, 7.0%, 4/1/2019		310,000	279,000
CDW LLC:
144A, 8.5%, 4/1/2019		110,000	102,025
11.0%, 10/12/2015		10,000	10,200
CommScope, Inc., 144A, 8.25%, 1/15/2019		175,000	173,250
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	57,900
Equinix, Inc.:
7.0%, 7/15/2021		90,000	91,350
8.125%, 3/1/2018		295,000	312,700
Fidelity National Information Services, Inc., 7.625%, 7/15/2017		35,000	36,400
First Data Corp.:
144A, 7.375%, 6/15/2019		65,000	61,100
144A, 8.25%, 1/15/2021		155,000	132,525
144A, 8.875%, 8/15/2020		170,000	168,300
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		420,000	442,050
Jabil Circuit, Inc.:
5.625%, 12/15/2020		105,000	100,931
7.75%, 7/15/2016		35,000	38,675
MasTec, Inc., 7.625%, 2/1/2017		115,000	115,287
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		85,000	74,588
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		50,000	45,000
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		110,000	103,950
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		110,000	105,875
SunGard Data Systems, Inc.:
7.375%, 11/15/2018		50,000	47,625
10.25%, 8/15/2015		380,000	387,600
10.625%, 5/15/2015		105,000	111,300
Unisys Corp., 144A, 12.75%, 10/15/2014		52,000	58,240

			3,375,346
Materials 15.9%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		40,000	36,800
APERAM, 144A, 7.375%, 4/1/2016		150,000	138,000
Appleton Papers, Inc., 11.25%, 12/15/2015		25,000	24,375
Ball Corp.:
7.125%, 9/1/2016		370,000	397,750
7.375%, 9/1/2019		45,000	48,825
Berry Plastics Corp.:
4.999% **, 2/15/2015		535,000	502,900
8.25%, 11/15/2015		200,000	206,000
9.5%, 5/15/2018		65,000	59,800
9.75%, 1/15/2021		80,000	74,200
Boise Paper Holdings LLC, 8.0%, 4/1/2020		55,000	56,238
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		42,235	40,334
Celanese US Holdings LLC, 6.625%, 10/15/2018		70,000	74,200
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		170,000	162,988
Clearwater Paper Corp., 7.125%, 11/1/2018		140,000	140,700
Clondalkin Acquisition BV, 144A, 2.247% **, 12/15/2013		485,000	466,812
Compass Minerals International, Inc., 8.0%, 6/1/2019		85,000	91,800
Crown Americas LLC:
144A, 6.25%, 2/1/2021		20,000	20,100
7.625%, 5/15/2017		415,000	443,012
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		470,000	447,675
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		90,000	88,650
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		50,000	49,875
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		105,307	94,776
10.0%, 3/31/2015		104,320	101,190
Georgia-Pacific LLC:
144A, 5.4%, 11/1/2020		445,000	458,904
144A, 7.125%, 1/15/2017		40,000	42,364
Graham Packaging Co., LP, 8.25%, 10/1/2018		50,000	50,375
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		25,000	26,250
9.5%, 6/15/2017		210,000	228,375
Greif, Inc., 7.75%, 8/1/2019		230,000	244,375
Hexcel Corp., 6.75%, 2/1/2015		110,000	111,925
Huntsman International LLC:
8.625%, 3/15/2020		120,000	124,800
8.625%, 3/15/2021		50,000	52,188
JMC Steel Group, 144A, 8.25%, 3/15/2018		65,000	63,538
Koppers, Inc., 7.875%, 12/1/2019		130,000	136,500
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		65,000	64,350
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		197,000	218,177
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		135,000	115,425
9.5%, 1/15/2021	EUR	100,000	123,539
Nalco Co., 144A, 6.625%, 1/15/2019		90,000	99,000
NewMarket Corp., 7.125%, 12/15/2016		135,000	137,700
Novelis, Inc.:
8.375%, 12/15/2017		325,000	335,562
8.75%, 12/15/2020		185,000	194,712
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	70,000	93,516
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		560,000	585,200
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	90,225
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		15,000	14,850
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		110,000	108,900
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		250,000	245,000
Radnor Holdings Corp., 11.0%, 3/15/2010 *		20,000	2
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	100,000
Sealed Air Corp., 7.875%, 6/15/2017		640,000	673,569
Silgan Holdings, Inc., 7.25%, 8/15/2016		220,000	229,900
Solo Cup Co., 10.5%, 11/1/2013		345,000	351,900
SunCoke Energy, Inc., 144A, 7.625%, 8/1/2019		65,000	63,863
United States Steel Corp., 7.375%, 4/1/2020		160,000	151,600
Verso Paper Holdings LLC, 8.75%, 2/1/2019		25,000	19,938
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	146,450
Vulcan Materials Co., 6.5%, 12/1/2016		320,000	312,876
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) *		75,460	35,278

			9,818,126
Telecommunication Services 15.2%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		25,000	25,000
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		260,000	278,200
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		445,000	443,887
8.375%, 10/15/2020		365,000	359,525
8.75%, 3/15/2018		320,000	300,000
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		20,000	18,900
CPI International, Inc., 8.0%, 2/15/2018		50,000	45,000
Cricket Communications, Inc.:
7.75%, 5/15/2016		475,000	480,937
7.75%, 10/15/2020		640,000	569,600
10.0%, 7/15/2015		130,000	134,388
Crown Castle International Corp.:
7.125%, 11/1/2019		90,000	92,250
9.0%, 1/15/2015		145,000	156,238
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	106,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		530,000	530,000
ERC Ireland Preferred Equity Ltd., 144A, 8.535% **, 2/15/2017 (PIK)	EUR	76,912	552
Frontier Communications Corp.:
6.25%, 1/15/2013		56,000	57,260
7.875%, 4/15/2015		20,000	21,100
8.25%, 4/15/2017		135,000	140,400
8.5%, 4/15/2020		180,000	188,550
8.75%, 4/15/2022		25,000	25,625
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		245,000	235,200
144A, 7.5%, 4/1/2021		320,000	309,600
8.5%, 11/1/2019		220,000	228,250
11.25%, 6/15/2016		125,000	130,625
Intelsat Luxembourg SA:
11.25%, 2/4/2017		340,000	329,800
11.5%, 2/4/2017 (PIK)		618,750	600,961
144A, 11.5%, 2/4/2017 (PIK)		175,000	169,969
iPCS, Inc., 2.379% **, 5/1/2013		30,000	27,825
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		85,000	79,475
7.875%, 9/1/2018		155,000	157,131
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		530,000	526,687
Qwest Communications International, Inc.:
7.125%, 4/1/2018		920,000	966,000
8.0%, 10/1/2015		100,000	106,750
Qwest Corp., 8.375%, 5/1/2016		20,000	22,800
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		30,000	31,575
8.25%, 8/15/2019		40,000	42,300
Sprint Nextel Corp., 8.375%, 8/15/2017		225,000	235,688
Telesat Canada, 11.0%, 11/1/2015		330,000	354,337
West Corp.:
7.875%, 1/15/2019		50,000	47,750
8.625%, 10/1/2018		15,000	14,625
Windstream Corp.:
7.0%, 3/15/2019		90,000	88,200
7.5%, 4/1/2023		120,000	116,100
7.75%, 10/15/2020		65,000	66,300
7.875%, 11/1/2017		310,000	325,888
8.125%, 9/1/2018		145,000	150,438

			9,337,686
Utilities 4.5%
AES Corp.:
8.0%, 10/15/2017		75,000	78,750
8.0%, 6/1/2020		105,000	110,250
Calpine Corp.:
144A, 7.5%, 2/15/2021		170,000	171,700
144A, 7.875%, 7/31/2020		200,000	205,000
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		655,000	756,525
Edison Mission Energy, 7.0%, 5/15/2017		295,000	206,500
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		220,000	85,800
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		30,000	30,266
Ferrellgas LP, 6.5%, 5/1/2021		45,000	40,388
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		215,000	274,619
IPALCO Enterprises, Inc.:
144A, 5.0%, 5/1/2018		255,000	247,176
144A, 7.25%, 4/1/2016		50,000	53,588
NRG Energy, Inc.:
7.375%, 1/15/2017		305,000	314,150
144A, 7.625%, 1/15/2018		75,000	74,250
8.25%, 9/1/2020		80,000	80,800
Suburban Propane Partners LP, 7.375%, 3/15/2020		30,000	30,525
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		50,000	19,250

			2,779,537

Total Corporate Bonds (Cost $67,329,436)			67,410,034
Commercial Mortgage-Backed Security 0.4%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.684% **, 10/15/2049 (Cost $249,652)		264,182	251,811
Government & Agency Obligations 9.1%
Other Government Related (c) 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		200,000	222,597
Sovereign Bonds 8.8%
Democratic Socialist Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		145,000	158,050
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	466,227
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	585	177
Republic of El Salvador, 144A, 7.65%, 6/15/2035		315,000	330,750
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	113,300
Republic of Lithuania:
144A, 5.125%, 9/14/2017		355,000	366,537
144A, 7.375%, 2/11/2020		375,000	435,562
Republic of Panama, 9.375%, 1/16/2023		665,000	921,025
Republic of Poland, 6.375%, 7/15/2019		665,000	764,085
Republic of Uruguay:
7.875%, 1/15/2033 (PIK)		135,000	179,213
9.25%, 5/17/2017		415,000	551,950
Republic of Venezuela, 9.25%, 9/15/2027		280,000	197,400
Russian Federation:
144A, 5.0%, 4/29/2020		350,000	371,875
REG S, 7.5%, 3/31/2030		466,884	558,533

			5,414,684

Total Government & Agency Obligations (Cost $5,040,529)			5,637,281
Loan Participations and Assignments 8.2%
Senior Loans ** 7.2%
Buffets, Inc., Letter of Credit, First Lien, 7.496%, 4/22/2015		12,782	7,605
Charter Communications Operating LLC:
Replacement Term Loan, 2.23%, 3/6/2014		4,223	4,125
Term Loan, 3.5%, 9/6/2016		1,298,258	1,243,776
New Term Loan, 7.25%, 3/6/2014		7,036	7,042
Clear Channel Communications, Inc., Term Loan B, 3.871%, 1/28/2016		231,366	174,465
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		400,000	379,400
Dunkin' Brands, Inc., Term Loan B, 4.0%, 11/23/2017		129,351	125,093
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.221%, 3/26/2014		338,554	249,006
Letter of Credit, 2.246%, 3/26/2014		20,935	15,398
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		158,400	149,688
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		135,000	132,638
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		99,500	97,510
Telesat Canada:
Term Loan I, 3.23%, 10/31/2014		375,368	358,653
Term Loan II, 3.23%, 10/31/2014		32,243	30,808
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		1,211,342	1,170,290
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		124,688	120,739
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		108,625	65,627
VML US Finance LLC:
Delayed Draw Term Loan B, 4.73%, 5/25/2012		31,288	31,093
Term Loan B, 4.73%, 5/27/2013		54,168	53,739

			4,416,695
Sovereign Loans 1.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		360,000	369,000
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	268,568

			637,568

Total Loan Participations and Assignments (Cost $5,246,968)			5,054,263
Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		65,000	81,169
Sonic Automotive, Inc., 5.0%, 10/1/2029		25,000	31,469

Total Convertible Bonds (Cost $90,062)			112,638
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $114,420)		175,000	132,125
		Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC * (Cost $4,000)		4	4,000
		Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*		2,392	5,980
Dex One Corp.*		688	977
Postmedia Network Canada Corp.*		1,373	20,680
SuperMedia, Inc.*		126	267
Trump Entertainment Resorts, Inc.*		8	146
Vertis Holdings, Inc.		71	1,259

			29,309
Industrials 0.0%
Congoleum Corp.*		100,000	0
Quad Graphics, Inc.		84	1,742

			1,742
Materials 0.0%
GEO Specialty Chemicals, Inc.*		1,741	1,480

Total Common Stocks (Cost $407,760)			32,531
Preferred Stock 0.1%
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $100,250)		110	83,707
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		175	30
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*		95	691

Total Warrants (Cost $20,981)			721
Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 0.13% (d) (e) (Cost $277,620)		277,620	277,620
Cash Equivalents 2.9%
Central Cash Management Fund, 0.09% (d) (Cost $1,780,147)		1,780,147	1,780,147

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $80,661,825) †	131.1	80,776,878
Other Assets and Liabilities, Net	1.8	1,145,212
Notes Payable	(32.9)	(20,300,000)

Net Assets	100.0	61,622,090

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	70,000	USD	70,788	36
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	109,187	EUR	32,169	94
Radnor Holdings Corp.*	11.0%	3/15/2010	20,000	USD	17,688	2
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	108,625	USD	108,557	65,627
Tropicana Entertainment LLC*	9.625%	12/15/2014	190,000	USD	142,075	95
Wolverine Tube, Inc.*	15.0%	3/31/2012	75,460	USD	75,460	35,278
					446,737	101,132

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of August 31, 2011.

†
The cost for federal income tax purposes was $80,876,189.  At August 31, 2011, net unrealized depreciation for all securities based on tax cost was $99,311.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,761,013 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,860,324.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2011 amounted to $260,800, which is 0.4% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At August 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	350,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	22,633	(1,742)	24,375
6/21/2010 9/20/2015	425,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	27,339	(9,714)	37,053
Total unrealized appreciation					61,428

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America
As of August 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	17,900	USD	25,757	9/15/2011	48	Citigroup, Inc.
USD	55,134	EUR	38,500	9/15/2011	160	JPMorgan Chase Securities, Inc.
USD	13,458	EUR	9,400	9/15/2011	43	Citigroup, Inc.
Total unrealized appreciation					251

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	662,400	USD	942,182	9/15/2011	(9,170)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$67,191,436	$218,598	$67,410,034
Commercial Mortgage-Backed Securities	—	251,811	—	251,811
Government & Agency Obligations	—	5,637,281	—	5,637,281
Loan Participations and Assignments	—	5,054,263	—	5,054,263
Convertible Bonds	—	112,638	—	112,638
Preferred Securities	—	132,125	—	132,125
Other Investments	—	—	4,000	4,000
Common Stocks(h)	29,646	—	2,885	32,531
Preferred Stock	—	83,707	—	83,707
Warrants(h)	—	—	721	721
Short-Term Investments(h)	2,057,767	—	—	2,057,767
Derivatives(i)	—	61,679	—	61,679
Total	$2,087,413	$78,524,940	$226,204	$80,838,557

Liabilities
Derivatives(i)	$—	$(9,170)	$—	$(9,170)
Total	$—	$(9,170)	$—	$(9,170)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Other Investments	Common Stocks	Preferred Stocks		Warrants	Total
Balance as of November 30, 2010	$313,729		$4,000	$1,626	$22,322		$906	$342,583
Realized gain (loss)	(340,448)		—	—	—		—	(340,448)
Change in unrealized appreciation (depreciation)	346,759		0	605	—		(185)	347,179
Amortization premium/discount	3,050		—	—	—		—	3,050
Net purchases (sales)	(13,628)		—	654	—		—	(12,974)
Transfers into Level 3	—		—	—	—		—	—
Transfers (out) of Level 3	(90,864	)(j)	—	—	(22,322	)(j)	—	(113,186)
Balance as of August 31, 2011	$218,598		$4,000	$2,885	—		$721	$226,204
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2011	$1,800		$0	$605	$—		$(185)	$2,220

Transfers between price levels are recognized at the beginning of the reporting period.

(j)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$61,428	$—
Foreign Exchange Contracts	$—	$(8,919)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011